UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Excelsia Investment Advisors
Address:  15 Lake Street, Suite 100
          Savannah, GA  31411

Form 13F File Number: 028-14612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lynn Case
Title:Vice President
Phone: 912-598-4032

Signature, Place, and Date of Signing:

   Lynn Case                 Savannah, GA             October 24,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               40
                                                  -----------------------

Form 13F Information Table Value Total:              $103976(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CATERPILLAR INC                COM              149123101     1444    16787 SH       Sole                     5830             10957
CHEVRON CORP NEW COM           COM              166764100     2925    25095 SH       Sole                     8390             16705
COCA COLA COMPANY              COM              191216100     2426    63954 SH       Sole                    21492             42462
CONOCOPHILLIPS COM             COM              20825C104     1363    23838 SH       Sole                     8350             15488
CUMMINS INC                    COM              231021106     1974    21413 SH       Sole                     7242             14171
DU PONT E I DE NEMOURS & CO CO COM              263534109     2666    53035 SH       Sole                    17630             35405
ELI LILLY & CO COM             COM              532457108     2694    56815 SH       Sole                    19530             37285
EXXON MOBIL CORP COM           COM              30231G102     3592    39282 SH       Sole                    11176             28106
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857      883    22307 SH       Sole                     7350             14957
INTEL CORP COM                 COM              458140100     1900    83880 SH       Sole                    27770             56110
INTERNATIONAL BUSINESS MACHS C COM              459200101     2979    14360 SH       Sole                     4710              9650
MERCK & CO INC NEW COM         COM              58933Y105     3079    68285 SH       Sole                    23665             44620
MURPHY OIL CORP                COM              626717102     2861    53285 SH       Sole                    17675             35610
NEWMONT MNG CORP COM           COM              651639106      860    15350 SH       Sole                     5066             10284
ORACLE CORP COM                COM              68389X105     3219   102305 SH       Sole                    38980             63325
PEPSICO INC COM                COM              713448108     2460    34760 SH       Sole                    11760             23000
PFIZER INC COM                 COM              717081103     2868   115394 SH       Sole                    41076             74318
PROCTER & GAMBLE CO COM        COM              742718109     2407    34707 SH       Sole                    11805             22902
QEP RES INC COM                COM              74733V100     3056    96510 SH       Sole                    32428             64082
VRINGO INC COM                 COM              92911N104       87    30000 SH       Sole                                      30000
BARRICK GOLD CORP COM ISIN#CA0 ADR              067901108     1708    40890 SH       Sole                    13500             27390
BHP BILLITON LTD SPONSORED ADR ADR              088606108      789    11500 SH       Sole                     3740              7760
CANADIAN NATL RY CO COM ISIN#C ADR              136375102     2041    23130 SH       Sole                     7800             15330
GLAXOSMITHKLINE PLC SPONS ADR  ADR              37733W105      849    18370 SH       Sole                     5735             12635
NOVARTIS AG SPONSORED ADR      ADR              66987V109      836    13640 SH       Sole                     4730              8910
POTASH CORP OF SASKATCHEWAN IN ADR              73755L107      711    16364 SH       Sole                     5380             10984
RIO TINTO PLC SPONSORED ADR IS ADR              767204100      754    16116 SH       Sole                     5376             10740
ROYAL DUTCH SHELL PLC SPONSORE ADR              780259206     1163    16759 SH       Sole                     5747             11012
SUNCOR ENERGY INC NEW COM ISIN ADR              867224107     2031    61815 SH       Sole                    20950             40865
WILLIS GROUP HLDGS PUBLIC LTD  ADR              G96666105      768    20800 SH       Sole                     7380             13420
MARKET VECTORS ETF TR GOLD MIN ETF              57060U100      243     4520 SH       Sole                      260              4260
PROSHARES TR II ULTRA VIX SHOR ETF              74347W411     4488   145140 SH       Sole                    50260             94880
SPDR DOW JONES INDL AVERAGE ET ETF              78467X109      984     7338 SH       Sole                      578              6760
SPDR GOLD TRUST                ETF              78463V107    13473    78380 SH       Sole                    25267             53113
UBS AG JERSEY BRH E TRACS LKD  ETF              902641646     1854    54465 SH       Sole                     8672             45793
WISDOMTREE TR EMERGING MKTS EQ ETF              97717W315     6531   121684 SH       Sole                    40751             80933
ISHARES CORE TOTAL U S BOND MA ETF              464287226     3259    28980 SH       Sole                     6130             22850
ISHARES TR BARCLAYS MBS BD FD  ETF              464288588     3430    31424 SH       Sole                     6125             25299
ISHARES TR JPMORGAN USD EMERGI ETF              464288281     7507    61912 SH       Sole                    20692             41220
FIFTH ST FIN CORP COM          OTH              31678A103     4817   438670 SH       Sole                   142265            296405